Provisions for Sundry Creditors (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of other provisions [abstract]
Summary of Provisions for Sundry Creditors and Others
As of September 30, 2025 and December 31, 2024, the provisions for sundry creditors and others is as follows:

	September 30, 2025		December 31, 2024
Provision for plugging of wells (Note 12)	Ps.	111,222,600	Ps.	115,514,750
Provision for trials in process (Note 18)	31,728,996		13,186,811
Provision for environmental costs	10,717,633		9,134,000
Total	Ps.	153,669,229	Ps.	137,835,561